NYSE Euronext

11007505

Received SEC

MAY 18 2011

Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS
001-14765

May 18, 2011

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HERSHA HOSPITALITY TRUST, 8.00% Series B Cumulative Redeemable Preferred Shares of Beneficial Interest, $0.01 par value per share ($25.00 liquidation preference per share), and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 17, 2011. Tentative listing date – May 20, 2011.

Sincerely,